LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 403	$ 484
Operating lease, right-of-use asset, statement of financial position [extensible enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liabilities	$ 84	$ 97
Operating lease, liability, current, statement of financial position [extensible enumeration]	Accrued and other current liabilities	Accrued and other current liabilities
Noncurrent operating lease liabilities	$ 322	$ 390
Operating lease, liability, noncurrent, statement of financial position [extensible enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total operating lease liabilities	$ 406	$ 487